UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

# John Hancock
# U.S. Global Leaders Growth Fund

**Semiannual Report**
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	11.55	3.04	2.66	—	10.45	11.55	16.17	30.03	—

Class B	11.54	2.97	—	2.53	10.79	11.54	15.77	—	25.02

Class C	15.58	3.33	—	2.45	14.83	15.58	17.81	—	24.16

Class I2	17.93	4.58	—	3.66	16.45	17.93	25.10	—	37.97

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-29-12 for Class A, Class B, Class C and Class I shares. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.30	2.05	2.05	0.85
Gross (%)	1.34	2.09	2.09	0.92

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses may increase and results may have been less favorable.

6	U.S. Global Leaders Growth Fund | Semiannual report

	Class B	Class C	Class I [2]

Start date	5-20-02	5-20-02	5-20-02

NAV	$12,502	$12,416	$13,797

POP	$12,502	$12,416	$13,797

Index 1	$14,892	$14,892	$14,892

Index 2	$15,249	$15,249	$15,249

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 5-20-02.

2 For certain types of investors, as described in the Fund’s Class I shares prospectus.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | U.S. Global Leaders Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,162.40	$6.70

Class B	1,000.00	1,157.90	10.70

Class C	1,000.00	1,158.30	10.70

Class I	1,000.00	1,164.50	4.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,018.60	$6.26

Class B	1,000.00	1,014.90	9.99

Class C	1,000.00	1,014.90	9.99

Class I	1,000.00	1,020.60	4.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.25%, 2.00%, 2.00% and 0.85% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund	9

Portfolio summary

Top 10 Holdings (41.7% of Net Assets on 4-30-11)[1]

eBay, Inc.	4.8%	Stryker Corp.	4.0%

Cerner Corp.	4.5%	The Coca-Cola Company	3.9%

Automatic Data Processing, Inc.	4.3%	Apple, Inc.	3.9%

Oracle Corp.	4.3%	Lowe’s Companies, Inc.	3.9%

Visa, Inc., Class A	4.2%	Fastenal Company	3.9%

Sector Composition[2,3]

Information Technology	36%	Consumer Staples	7%

Health Care	17%	Materials	5%

Consumer Discretionary	15%	Financials	4%

Industrials	7%	Short-Term Investments & Other	2%

Energy	7%

1 Cash and cash equivalents not included in the Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Global Leaders Growth Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 98.29%		$444,893,957

(Cost $286,778,563)

Consumer Discretionary 15.35%		69,502,134

Hotels, Restaurants & Leisure 4.98%

Starbucks Corp.	370,860	13,421,423

Yum! Brands, Inc.	170,000	9,118,800

Internet & Catalog Retail 3.02%

Amazon.com, Inc. (I)	69,520	13,660,680

Specialty Retail 7.35%

Lowe’s Companies, Inc.	678,400	17,808,000

Staples, Inc. (L)	732,887	15,493,231

Consumer Staples 6.58%		29,781,950

Beverages 6.58%

PepsiCo, Inc.	173,400	11,945,526

The Coca-Cola Company	264,400	17,836,424

Energy 7.18%		32,508,947

Energy Equipment & Services 7.18%

National Oilwell Varco, Inc.	216,220	16,581,912

Schlumberger, Ltd.	177,460	15,927,035

Financials 3.83%		17,319,393

Capital Markets 3.83%

State Street Corp.	372,060	17,319,393

Health Care 16.78%		75,944,122

Health Care Equipment & Supplies 6.38%

Intuitive Surgical, Inc. (I)(L)	31,040	10,854,688

Stryker Corp. (L)	305,480	18,023,320

Health Care Technology 4.54%

Cerner Corp. (I)(L)	170,870	20,535,157

Pharmaceuticals 5.86%

Mylan, Inc. (I)	530,650	13,223,798

Novo Nordisk A/S, SADR	104,460	13,307,159

Industrials 7.31%		33,079,368

Air Freight & Logistics 3.45%

FedEx Corp.	163,170	15,610,474

Trading Companies & Distributors 3.86%

Fastenal Company (L)	260,380	17,468,894

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	11

		Shares	Value
Information Technology 36.04%			$163,129,610

Communications Equipment 4.98%

Juniper Networks, Inc. (I)(L)		345,530	13,244,165

QUALCOMM, Inc.		163,380	9,286,519

Computers & Peripherals 3.94%

Apple, Inc. (I)		51,190	17,825,894

Internet Software & Services 10.27%

eBay, Inc. (I)		634,300	21,819,920

Google, Inc., Class A (I)		28,130	15,305,533

VistaPrint NV (I)(L)		172,320	9,374,208

IT Services 8.50%

Automatic Data Processing, Inc.		357,990	19,456,757

Visa, Inc., Class A		243,190	18,998,003

Software 8.35%

Microsoft Corp.		172,190	4,480,384

Oracle Corp.		537,920	19,392,016

Red Hat, Inc. (I)		293,790	13,946,211

Materials 5.22%			23,628,433

Chemicals 5.22%

Ecolab, Inc.		242,670	12,803,269

Monsanto Company		159,100	10,825,164

	Yield (%)	Shares	Value
Securities Lending Collateral 14.98%			$67,775,971

(Cost $67,767,708)
John Hancock Collateral Investment Trust (W)	0.2616 (Y)	6,772,247	67,775,971

		Par value	Value

Short-Term Investments 0.15%			$694,000
(Cost $694,000)

Repurchase Agreement 0.15%			694,000
Repurchase Agreement with State Street Corp. dated 4-29-11 at 0.010% to be repurchased at $694,000 on 5-2-11, collateralized by $705,000 Federal
Home Loan Mortgage Corp., 2.500% due 1-14-16 (valued at $712,050,
including interest)		$694,000	694,000

Total investments (Cost $355,240,271)† 113.42%			$513,363,928

Other assets and liabilities, net (13.42%)			($60,734,048)

Total net assets 100.00%			$452,629,880

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

12	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments
SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $366,150,922. Net unrealized appreciation aggregated $147,213,006, of which $147,213,006 related to appreciated investment securities and $0 related to depreciated investment securities.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $287,472,563) including
$67,455,649 of securities loaned (Note 2)	$445,587,957
Investments in affiliated issuers, at value (Cost $67,767,708) (Note 2)	67,775,971

Total investments, at value (Cost $355,240,271)	513,363,928
Cash	1,345,770
Receivable for investments sold	11,513,783
Receivable for fund shares sold	2,574,206
Dividends and interest receivable	137,737
Receivable for securities lending income	11,480
Other receivables and prepaid expenses	116,705

Total assets	529,063,609

Liabilities

Payable for investments purchased	7,303,883
Payable for fund shares repurchased	564,438
Payable upon return of securities loaned (Note 2)	67,739,915
Payable to affiliates
Accounting and legal services fees	25,273
Transfer agent fees	120,979
Distribution and service fees	141,074
Trustees’ fees	53,509
Management fees	383,513
Other liabilities and accrued expenses	101,145

Total liabilities	76,433,729

Net assets

Capital paid-in	$315,190,346
Accumulated net investment loss	(227,560)
Accumulated net realized loss on investments	(20,456,563)
Net unrealized appreciation (depreciation) on investments	158,123,657

Net assets	$452,629,880

14	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($297,958,401 ÷ 9,210,281 shares)	$32.35
Class B ($35,675,721 ÷ 1,177,801 shares)[1]	$30.29
Class C ($63,230,040 ÷ 2,087,034 shares)[1]	$30.30
Class I ($55,765,718 ÷ 1,669,184 shares)	$33.41

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$34.05

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,670,370
Securities lending	62,875
Interest	54,380
Less foreign taxes withheld	(37,922)

Total investment income	2,749,703

Expenses

Investment management fees (Note 4)	1,596,047
Distribution and service fees (Note 4)	849,249
Accounting and legal services fees (Note 4)	43,023
Transfer agent fees (Note 4)	360,287
Trustees’ fees (Note 4)	17,904
Other	84,649

Total expenses	2,951,159
Less expense reductions (Note 4)	(5,225)

Net expenses	2,945,934

Net investment loss	(196,231)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	24,132,510
Investments in affiliated issuers	(29)
24,132,481
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	39,640,223
Investments in affiliated issuers	(2,423)
39,637,800
Net realized and unrealized gain	63,770,281

Increase in net assets from operations	$63,574,050

16	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment loss	($196,231)	($621,187)
Net realized gain	24,132,481	54,257,437
Change in net unrealized appreciation (depreciation)	39,637,800	28,071,221

Increase in net assets resulting from operations	63,574,050	81,707,471

Distributions to shareholders
From net investment income
Class A	—	(383,932)
Class I	—	(68,376)

Total distributions	—	(452,308)

From Fund share transactions (Note 5)	(11,827,537)	(293,073,847)

Total increase (decrease)	51,746,513	(211,818,684)

Net assets

Beginning of period	400,883,367	612,702,051

End of period	$452,629,880	$400,883,367

Accumulated net investment loss	($227,560)	($31,329)

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05
Per share operating performance

Net asset value, beginning
of period	$27.83	$23.89	$20.87	$28.80	$28.85	$28.44	$27.84
Net investment income (loss)[3]	0.01	—[4]	0.02	0.03	0.03	—[4]	(0.04)
Net realized and unrealized gain
(loss) on investments	4.51	3.96	3.30	(7.96)	1.04	0.41	0.64
Total from
investment operations	4.52	3.96	3.32	(7.93)	1.07	0.41	0.60
Less distributions
From net investment income	—	(0.02)	(0.01)	—	—	—	—
From net realized gain	—	—	(0.29)	—	(1.12)	—	—
Total distributions	—	(0.02)	(0.30)	—	(1.12)	—	—
Net asset value, end
of period	$32.35	$27.83	$23.89	$20.87	$28.80	$28.85	$28.44
Total return (%)[5,6]	16.24[7]	16.58	16.36	(27.53)[7]	3.67	1.44	2.16

Ratios and supplemental data

Net assets, end of period
(in millions)	$298	$264	$480	$552	$1,022	$1,263	$1,271
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.25[8]	1.50	1.81[9]	1.38[8]	1.32	1.32	1.33
Expenses net of fee waivers	1.25[8]	1.30	1.34[9]	1.30[8]	1.27	1.28	1.28
Expenses net of fee waivers
and credits	1.25[8]	1.30	1.33[9]	1.30[8]	1.27	1.28	1.28
Net investment income (loss)	0.04[8]	0.01	0.10	0.13[8]	0.10	—[10]	(0.14)
Portfolio turnover (%)	16	33	37	58	27	34	28

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Less than 0.005%.

18	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05
Per share operating performance

Net asset value, beginning
of period	$26.16	$22.60	$19.90	$27.64	$27.94	$27.75	$27.36
Net investment loss[3]	(0.10)	(0.19)	(0.13)	(0.13)	(0.18)	(0.20)	(0.24)
Net realized and unrealized
gain (loss) on investments	4.23	3.75	3.12	(7.61)	1.00	0.39	0.63
Total from
investment operations	4.13	3.56	2.99	(7.74)	0.82	0.19	0.39
Less distributions
From net realized gain	—	—	(0.29)	—	(1.12)	—	—
Net asset value, end
of period	$30.29	$26.16	$22.60	$19.90	$27.64	$27.94	$27.75
Total return (%)[4,5]	15.79[6]	15.75	15.47	(28.00)[6]	2.90	0.68	1.43

Ratios and supplemental data

Net assets, end of period
(in millions)	$36	$39	$47	$56	$107	$151	$218
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.01[7]	2.24	2.50[8]	2.13[7]	2.07	2.07	2.08
Expenses net of fee waivers	2.00[7]	2.05	2.08[8]	2.05[7]	2.02	2.03	2.03
Expenses net of fee waivers
and credits	2.00[7]	2.05	2.07[8]	2.05[7]	2.02	2.03	2.03
Net investment loss	(0.71)[7]	(0.75)	(0.65)	(0.63)[7]	(0.65)	(0.75)	(0.88)
Portfolio turnover (%)	16	33	37	58	27	34	28

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	19

CLASS C SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05
Per share operating performance

Net asset value, beginning
of period	$26.16	$22.61	$19.90	$27.64	$27.94	$27.75	$27.36
Net investment loss[3]	(0.10)	(0.19)	(0.12)	(0.13)	(0.18)	(0.20)	(0.24)
Net realized and unrealized
gain (loss) on investments	4.24	3.74	3.12	(7.61)	1.00	0.39	0.63
Total from
investment operations	4.14	3.55	3.00	(7.74)	0.82	0.19	0.39
Less distributions
From net realized gain	—	—	(0.29)	—	(1.12)	—	—
Net asset value, end
of period	$30.30	$26.16	$22.61	$19.90	$27.64	$27.94	$27.75
Total return (%)[4,5]	15.83[6]	15.70	15.53	(28.00)[6]	2.90	0.68	1.43

Ratios and supplemental data

Net assets, end of period
(in millions)	$63	$60	$60	$62	$114	$186	$284
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.00[7]	2.23	2.51[8]	2.13[7]	2.07	2.07	2.08
Expenses net of fee waivers	2.00[7]	2.05	2.08[8]	2.05[7]	2.02	2.03	2.03
Expenses net of fee waivers
and credits	2.00[7]	2.05	2.07[8]	2.05[7]	2.02	2.03	2.03
Net investment loss	(0.71)[7]	(0.76)	(0.66)	(0.63)[7]	(0.65)	(0.75)	(0.88)
Portfolio turnover (%)	16	33	37	58	27	34	28

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS I SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05
Per share operating performance

Net asset value, beginning
of period	$28.69	$24.55	$21.37	$29.38	$29.28	$28.74	$28.00
Net investment income[3]	0.07	0.11	0.13	0.13	0.16	0.12	0.08
Net realized and unrealized gain
(loss) on investments	4.65	4.10	3.38	(8.14)	1.06	0.42	0.66
Total from
investment operations	4.72	4.21	3.51	(8.01)	1.22	0.54	0.74
Less distributions
From net investment income	—	(0.07)	(0.04)	—	—	—	—
From net realized gain	—	—	(0.29)	—	(1.12)	—	—
Total distributions	—	(0.07)	(0.33)	—	(1.12)	—	—
Net asset value, end
of period	$33.41	$28.69	$24.55	$21.37	$29.38	$29.28	$28.74
Total return (%)[4]	16.45[5]	17.15	16.94	(27.26)[5]	4.13	1.88	2.64

Ratios and supplemental data

Net assets, end of period
(in millions)	$56	$37	$26	$51	$7	$18	$13
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.86[6]	0.93	0.96[7]	0.89[6]	0.88	0.87	0.90
Expenses net of fee waivers
and credits	0.85[6]	0.85	0.84[7]	0.85[6]	0.84	0.84	0.85
Net investment income	0.45[6]	0.43	0.60	0.60[6]	0.54	0.43	0.30
Portfolio turnover (%)	16	33	37	58	27	34	28

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	21

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York StocFk Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments

22	U.S. Global Leaders Growth Fund | Semiannual report

by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Semiannual report | U.S. Global Leaders Growth Fund	23

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $33,678,393 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires on October 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, net operating losses and characterization of distributions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

24	U.S. Global Leaders Growth Fund | Semiannual report

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net assets; (b) 0.70% of the next $3,000,000,000; and (c) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

The Adviser has voluntarily agreed to reimburse certain fund expenses (excluding taxes, brokerage commissions, interest, litigation, extraordinary expenses, underlying fees, 12b-1 fees, transfer agent fees and class level expenses) that exceed 0.82% of the Fund’s average net assets.

In addition, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30%, 2.05%, 2.05% and 0.85% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until February 29, 2012.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, the expense reductions or reimbursements related to these agreements were $420, $1,358, $683 and $2,764 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2011.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Semiannual report | U.S. Global Leaders Growth Fund	25

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $129,679 for the six months ended April 30, 2011. Of this amount, $20,579 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $96,089 was paid as sales commissions to broker-dealers and $13,011 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $18,865 and $2,030 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$352,479	$257,639
Class B	188,342	34,377
Class C	308,428	56,342
Class I	—	11,929

Total	$849,249	$360,287

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

26	U.S. Global Leaders Growth Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount

Class A shares
Sold	820,742	$25,024,265	3,483,957	$91,133,071
Distributions reinvested	—	—	13,785	361,572
Repurchased	(1,111,798)	(34,097,382)	(14,086,189)	(368,600,174)

Net decrease	(291,056)	($9,073,117)	(10,588,447)	($277,105,531)

Class B shares

Sold	68,395	$1,970,391	87,333	$2,151,938
Repurchased	(394,720)	(11,242,987)	(681,970)	(16,698,432)

Net decrease	(326,325)	($9,272,596)	(594,637)	($14,546,494)

Class C shares

Sold	91,148	$2,611,796	213,068	$5,240,330
Repurchased	(292,248)	(8,309,947)	(557,284)	(13,587,234)

Net decrease	(201,100)	($5,698,151)	(344,216)	($8,346,904)

Class I shares

Sold	509,733	$16,507,008	543,793	$14,860,415
Distributions reinvested	—	—	580	15,615
Repurchased	(138,169)	(4,290,681)	(299,858)	(7,950,948)

Net increase	371,564	$12,216,327	244,515	$6,925,082

Net decrease	(446,917)	($11,827,537)	(11,282,785)	($293,073,847)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $66,969,860 and $85,982,476, respectively, for the six months ended April 30, 2011.

Semiannual report | U.S. Global Leaders Growth Fund	27

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Sustainable Growth Advisers, LP
Charles L. Ladner,* Vice Chairperson
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	U.S. Global Leaders Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	260SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock
MUTUAL FUNDS

# John Hancock
# Classic Value Fund

**Semiannual Report**
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	6.68	–3.89	3.87	—	9.98	6.68	–17.99	46.15	—

Class B	6.51	–3.94	—	5.37	10.34	6.51	–18.21	—	55.74

Class C	10.52	–3.63	—	5.32	14.35	10.52	–16.87	—	55.14

Class I3	12.78	–2.52	—	6.54	15.94	12.78	–11.99	—	70.94

Class R1[3,4]	12.21	–3.22	4.12	—	15.50	12.21	–15.08	49.67	—

Class R3[3,4]	12.03	–3.22	4.09	—	15.62	12.03	–15.10	49.30	—

Class R4[3,4]	12.39	–2.92	4.41	—	15.91	12.39	–13.77	53.91	—

Class R5[3,4]	12.72	–2.64	4.72	—	16.03	12.72	–12.50	58.52	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-29-12 for Class A, Class B, Class C and Class I shares. For Class R1, Class R3, Class R4 and Class R5 shares the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5
Net (%)	1.33	2.08	2.08	0.92	1.65	1.42	1.17	0.92
Gross (%)	1.34	2.09	2.09	0.92	1.65	1.42	1.17	0.92

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Classic Value Fund | Semiannual report

	Class B	Class C	Class I [3]	Class R1 [3,4]	Class R3[3,4]	Class R4[3,4]	Class R5 [3,4]

Start date	11-11-02	11-11-02	11-11-02	4-30-01	4-30-01	4-30-01	4-30-01

NAV	$15,574	$15,514	$17,094	$14,967	$14,930	$15,391	$15,852

POP	$15,574	$15,514	$17,094	$14,967	$14,930	$15,391	$15,852

Index	$19,461	$19,461	$19,461	$15,249	$15,249	$15,249	$15,249

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 11-11-02.

2 Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 6-24-96 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1 shares is 8-5-03 and the inception date for Class R3, Class R4 and Class R5 shares is 5-22-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

5 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,157.50	$7.01

Class B	1,000.00	1,153.40	11.00

Class C	1,000.00	1,153.50	11.00

Class I	1,000.00	1,159.40	4.98

Class R1	1,000.00	1,155.00	8.98

Class R3	1,000.00	1,156.20	7.97

Class R4	1,000.00	1,159.10	6.21

Class R5	1,000.00	1,160.30	4.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,018.30	$6.56

Class B	1,000.00	1,014.60	10.29

Class C	1,000.00	1,014.60	10.29

Class I	1,000.00	1,020.20	4.66

Class R1	1,000.00	1,016.50	8.40

Class R3	1,000.00	1,017.40	7.45

Class R4	1,000.00	1,019.00	5.81

Class R5	1,000.00	1,020.30	4.51

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.06%, 2.06%, 0.93%, 1.68%, 1.49%, 1.16% and 0.90% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Classic Value Fund	9

Portfolio summary

Top 10 Holdings (35.7% of Net Assets on 4-30-11) [1]

Exxon Mobil Corp.	5.1%	UBS AG	3.0%

Hewlett-Packard Company	4.8%	L-3 Communications Holdings, Inc.	3.0%

The Allstate Corp.	4.2%	BP PLC	3.0%

Northrop Grumman Corp.	3.8%	Torchmark Corp.	2.9%

CA, Inc.	3.1%	Johnson & Johnson	2.8%

Sector Composition[2,3]

Financials	34%	Consumer Discretionary	8%

Health Care	15%	Materials	5%

Information Technology	14%	Utilities	2%

Energy	11%	Consumer Staples	2%

Industrials	9%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 99.51%	$2,242,769,672

(Cost $1,938,831,188)

Consumer Discretionary 7.91%		178,180,799

Diversified Consumer Services 1.40%

Apollo Group, Inc., Class A (I)(L)	785,650	31,449,565

Household Durables 2.00%

Fortune Brands, Inc.	693,175	45,111,829

Media 2.45%

Omnicom Group, Inc. (L)	1,120,375	55,111,246

Multiline Retail 2.06%

J.C. Penney Company, Inc. (L)	1,209,575	46,508,159

Consumer Staples 1.85%		41,712,938

Beverages 1.85%

Molson Coors Brewing Company	855,650	41,712,938

Energy 11.29%		254,353,952

Oil, Gas & Consumable Fuels 11.29%

BP PLC, SADR	1,443,540	66,604,936

Exxon Mobil Corp.	1,310,473	115,321,624

Royal Dutch Shell PLC, ADR	570,750	44,221,710

Royal Dutch Shell PLC, ADR, Class B (L)	359,950	28,205,682

Financials 33.86%		763,081,412

Capital Markets 8.87%

Morgan Stanley	1,694,950	44,322,943

State Street Corp.	943,260	43,908,753

The Goldman Sachs Group, Inc.	292,050	44,102,471

UBS AG (I)(L)	3,384,729	67,694,580

Commercial Banks 2.13%

PNC Financial Services Group, Inc. (L)	769,353	47,961,466

Diversified Financial Services 6.84%

Bank of America Corp.	3,415,900	41,947,252

Citigroup, Inc.	12,074,427	55,421,620

JPMorgan Chase & Company	1,242,750	56,706,683

Insurance 16.02%

ACE, Ltd.	866,046	58,241,594

Axis Capital Holdings, Ltd.	1,662,135	58,773,094

Fidelity National Financial, Inc., Class A (L)	3,234,253	49,936,866

See notes to financial statements	Semiannual report | Classic Value Fund	11

		Shares	Value
Insurance (continued)

Hartford Financial Services Group, Inc. (L)		768,300	$22,257,651

The Allstate Corp. (L)		2,810,650	95,112,396

Torchmark Corp. (L)		966,949	64,708,227

Willis Group Holdings PLC		290,073	11,985,816

Health Care 14.59%			328,759,887

Health Care Equipment & Supplies 3.68%

Becton, Dickinson & Company (L)		418,873	35,997,946

Zimmer Holdings, Inc. (I)(L)		719,932	46,975,563

Health Care Providers & Services 3.66%

Aetna, Inc.		1,209,002	50,028,503

Laboratory Corp. of America Holdings (I)(L)		335,100	32,327,097

Pharmaceuticals 7.25%

Abbott Laboratories		1,080,250	56,216,210

Forest Laboratories, Inc. (I)		1,365,700	45,286,612

Johnson & Johnson		942,300	61,927,956

Industrials 9.00%			202,945,509

Aerospace & Defense 7.10%

Huntington Ingalls Industries, Inc. (I)(L)		221,563	8,862,520

L-3 Communications Holdings, Inc. (L)		832,273	66,739,972

Northrop Grumman Corp. (L)		1,329,382	84,561,989

Building Products 1.90%

Masco Corp. (L)		3,187,856	42,781,028

Information Technology 14.33%			322,979,931

Computers & Peripherals 6.79%

Dell, Inc. (I)		2,829,510	43,885,700

Hewlett-Packard Company		2,701,450	109,057,537

Electronic Equipment, Instruments & Components 2.57%

TE Connectivity, Ltd.		1,618,711	58,030,789

Software 4.97%

CA, Inc. (L)		2,828,480	69,552,323

Microsoft Corp. (L)		1,631,575	42,453,582

Materials 4.45%			100,416,013

Chemicals 4.45%

PPG Industries, Inc. (L)		587,356	55,604,993

The Sherwin-Williams Company		544,550	44,811,020

Utilities 2.23%			50,339,231

Electric Utilities 2.23%

Edison International		1,281,875	50,339,231

	Yield (%)	Shares	Value
Securities Lending Collateral 9.02%			$203,212,033

(Cost $203,188,284)

John Hancock Collateral Investment Trust (W)	0.2616 (Y)	20,305,162	203,212,033

12	Classic Value Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 2.47%		$55,621,000

(Cost $55,621,000)

Repurchase Agreement 2.47%		55,621,000
Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.010% to be repurchased at $55,621,046 on 5-2-11, collateralized by $57,895,000 Federal Home Loan Bank, 4.250% due 2-26-29
(valued at $56,737,100, including interest)	$55,621,000	55,621,000

Total investments (Cost $2,197,640,472)† 111.00%	$2,501,602,705

Other assets and liabilities, net (11.00%)		($247,833,752)

Total net assets 100.00%	$2,253,768,953

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $2,337,318,891. Net unrealized appreciation aggregated $164,283,814, of which $292,557,229 related to appreciated investment securities and $128,273,415 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 4-30-11:

United States	85%
Switzerland	6%
United Kingdom	3%
Netherlands	3%
Bermuda	3%

See notes to financial statements	Semiannual report | Classic Value Fund	13

F I N A N C I A L   S T A T E M E NT S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,994,452,188)
including $199,460,046 of securities loaned (Note 2)	$2,298,390,672
Investments in affiliated issuers, at value (Cost $203,188,284) (Note 2)	203,212,033

Total investments, at value (Cost $2,197,640,472)	2,501,602,705
Cash	804
Receivable for investments sold	6,915,750
Receivable for fund shares sold	3,625,928
Dividends and interest receivable	1,584,862
Receivable for securities lending income	43,882
Other receivables and prepaid expenses	283,001

Total assets	2,514,056,932

Liabilities

Payable for investments purchased	49,085,282
Payable for fund shares repurchased	5,130,212
Payable upon return of securities loaned (Note 2)	203,184,890
Payable to affiliates
Accounting and legal services fees	96,936
Transfer agent fees	412,172
Distribution and service fees	346,004
Trustees’ fees	177,264
Management fees	1,444,034
Other liabilities and accrued expenses	411,185

Total liabilities	260,287,979

Net assets

Capital paid-in	$4,315,405,195
Undistributed net investment income	4,482,340
Accumulated net realized loss on investments	(2,370,080,815)
Net unrealized appreciation on investments	303,962,233

Net assets	$2,253,768,953

14	Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E NT S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($867,104,026 ÷ 47,973,127 shares)	$18.07
Class B ($57,193,480 ÷ 3,209,928 shares)[1]	$17.82
Class C ($132,888,603 ÷ 7,460,071 shares)[1]	$17.81
Class I ($1,188,993,847 ÷ 65,638,733 shares)	$18.11
Class R1 ($7,428,050 ÷ 410,088 shares)	$18.11
Class R3 ($75,122 ÷ 4,159 shares)	$18.06
Class R4 ($40,273 ÷ 2,224 shares)	$18.11
Class R5 ($45,552 ÷ 2,514 shares)	$18.12

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.02

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Classic Value Fund	15

F I N A N C I A L   S T A T E M E NT S

Statement of operations For the six-month period ended 4-30-11 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$17,187,389
Securities lending	197,404
Interest	1,455

Total investment income	17,386,248

Expenses

Investment management fees (Note 4)	8,527,584
Distribution and service fees (Note 4)	2,053,317
Accounting and legal services fees (Note 4)	202,019
Transfer agent fees (Note 4)	1,249,406
Trustees’ fees (Note 4)	94,430
State registration fees	93,850
Printing and postage	201,677
Professional fees	54,007
Custodian fees	244,596
Registration and filing fees	18,071
Other	47,636

Total expenses	12,786,593

Net investment income	4,599,655

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	123,434,736
Investments in affiliated issuers	(22,464)
123,412,272
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	190,850,549
Investments in affiliated issuers	(2,719)
190,847,830
Net realized and unrealized gain	314,260,102

Increase in net assets from operations	$318,859,757

16	Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E NT S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$4,599,655	$12,222,304
Net realized gain	123,412,272	27,967,674
Change in net unrealized appreciation (depreciation)	190,847,830	272,947,960

Increase in net assets resulting from operations	318,859,757	313,137,938

Distributions to shareholders
From net investment income
Class A	(1,563,501)	(12,617,757)
Class B	—	(117,216)
Class C	—	(273,577)
Class I	(5,452,507)	(7,116,016)
Class R1	—	(32,321)
Class R3	—	(148)
Class R4	(37)	(228)
Class R5	(134)	(308)

Total distributions	(7,016,179)	(20,157,571)

From Fund share transactions (Note 5)	(180,742,740)	(577,874,641)

Total increase (decrease)	131,100,838	(284,894,274)

Net assets

Beginning of period	2,122,668,115	2,407,562,389

End of period	$2,253,768,953	$2,122,668,115

Undistributed net investment income	$4,482,340	$6,898,864

See notes to financial statements	Semiannual report | Classic Value Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Per share operating performance

Net asset value, beginning
of period	$15.64	$13.77	$12.38	$21.53	$27.67	$24.64	$23.01
Net investment income[3]	0.03	0.07	0.14	0.25	0.34	0.23	0.15
Net realized and unrealized
gain (loss) on investments	2.43	1.91	2.02	(9.40)	(4.24)	3.84	1.88
Total from
investment operations	2.46	1.98	2.16	(9.15)	(3.90)	4.07	2.03
Less distributions
From net investment income	(0.03)	(0.11)	(0.34)	—	(0.41)	(0.19)	(0.10)
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)	(0.30)
Total distributions	(0.03)	(0.11)	(0.77)	—	(2.24)	(1.04)	(0.40)
Net asset value, end
of period	$18.07	$15.64	$13.77	$12.38	$21.53	$27.67	$24.64
Total return (%)[4]	15.75[5]	14.48[6]	19.84[6]	(42.50)[5,6]	(14.20)	16.54	8.81[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$867	$931	$1,544	$1,711	$4,000	$5,987	$3,017
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.31[7]	1.41	1.60[8]	1.38[7]	1.28	1.30	1.36
Expenses net of fee waivers
and credits	1.31[7]	1.33	1.33[8]	1.32[7,9]	1.28	1.30	1.32
Net investment income	0.30[7]	0.47	1.27	1.61[7]	1.22	0.89	0.65
Portfolio turnover (%)	18	55	47	30	35	20	27

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Includes 0.01% related to interest expense.

18	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Per share operating performance

Net asset value, beginning
of period	$15.45	$13.62	$12.19	$21.34	$27.40	$24.42	$22.89
Net investment income (loss)[3]	(0.04)	(0.04)	0.06	0.13	0.13	0.04	(0.03)
Net realized and unrealized
gain (loss) on investments	2.41	1.89	2.01	(9.28)	(4.16)	3.79	1.86
Total from
investment operations	2.37	1.85	2.07	(9.15)	(4.03)	3.83	1.83
Less distributions
From net investment income	—	(0.02)	(0.21)	—	(0.20)	—	—
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)	(0.30)
Total distributions	—	(0.02)	(0.64)	—	(2.03)	(0.85)	(0.30)
Net asset value, end
of period	$17.82	$15.45	$13.62	$12.19	$21.34	$27.40	$24.42
Total return (%)[4]	15.34[5]	13.63[6]	18.94[6]	(42.88)[5,6]	(14.80)	15.68	7.99[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$57	$57	$66	$79	$208	$332	$296
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06[7]	2.16	2.35[8]	2.13[7]	2.03	2.01	2.11
Expenses net of fee waivers	2.06[7]	2.08	2.08[8]	2.07[7,9]	2.03	2.01	2.07
Expenses net of fee waivers
and credits	2.06[7]	2.08	2.08[8]	2.06[7,9]	2.03	2.01	2.07
Net investment
income (loss)	(0.45)[7]	(0.29)	0.54	0.86[7]	0.46	0.17	(0.11)
Portfolio turnover (%)	18	55	47	30	35	20	27

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Includes 0.01% related to interest expense.

See notes to financial statements	Semiannual report | Classic Value Fund	19

CLASS C SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Per share operating performance

Net asset value, beginning
of period	$15.44	$13.61	$12.18	$21.33	$27.39	$24.42	$22.89
Net investment income (loss)[3]	(0.04)	(0.04)	0.06	0.13	0.13	0.03	(0.02)
Net realized and unrealized
gain (loss) on investments	2.41	1.89	2.01	(9.28)	(4.16)	3.79	1.85
Total from
investment operations	2.37	1.85	2.07	(9.15)	(4.03)	3.82	1.83
Less distributions
From net investment income	—	(0.02)	(0.21)	—	(0.20)	—	—
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)	(0.30)
Total distributions	—	(0.02)	(0.64)	—	(2.03)	(0.85)	(0.30)
Net asset value, end
of period	$17.81	$15.44	$13.61	$12.18	$21.33	$27.39	$24.42
Total return (%)[4]	15.35[5]	13.64[6]	18.95[6]	(42.90)[5,6]	(14.80)	15.64	7.99[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$133	$132	$155	$202	$612	$1,132	$832
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06[7]	2.16	2.34[8]	2.13[7]	2.03	2.05	2.11
Expenses net of fee waivers
and credits	2.06[7]	2.08	2.08[8]	2.07[7,9]	2.03	2.05	2.07
Net investment
income (loss)	(0.45)[7]	(0.29)	0.57	0.85[7]	0.46	0.13	(0.10)
Portfolio turnover (%)	18	55	47	30	35	20	27

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Includes 0.01% related to interest expense.

20	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Per share operating performance

Net asset value, beginning
of period	$15.70	$13.81	$12.44	$21.57	$27.73	$24.69	$23.05
Net investment income[3]	0.06	0.12	0.19	0.30	0.45	0.34	0.26
Net realized and unrealized
gain (loss) on investments	2.43	1.93	2.02	(9.43)	(4.26)	3.86	1.88
Total from
investment operations	2.49	2.05	2.21	(9.13)	(3.81)	4.20	2.14
Less distributions
From net investment income	(0.08)	(0.16)	(0.41)	—	(0.52)	(0.31)	(0.20)
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)	(0.30)
Total distributions	(0.08)	(0.16)	(0.84)	—	(2.35)	(1.16)	(0.50)
Net asset value, end
of period	$18.11	$15.70	$13.81	$12.44	$21.57	$27.73	$24.69
Total return (%)	15.94[4]	14.95	20.32[5]	(42.33)[4,5]	(13.86)[5]	17.01[5]	9.28[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,189	$994	$636	$664	$1,155	$1,567	$665
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.93[6]	0.92	1.03[7]	0.96[6]	0.92	0.94	0.98
Expenses net of fee waivers
and credits	0.93[6]	0.92	0.95[7]	0.94[6,8]	0.88	0.89	0.89
Net investment income	0.68[6]	0.83	1.65	1.99[6]	1.61	1.30	1.09
Portfolio turnover (%)	18	55	47	30	35	20	27

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Includes 0.01% related to interest expense.

See notes to financial statements	Semiannual report | Classic Value Fund	21

CLASS R1 SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05

Per share operating performance

Net asset value, beginning
of period	$15.68	$13.77	$12.35	$21.55	$27.67	$24.63	$23.02
Net investment income (loss)[3]	(0.01)	0.05	0.11	0.19	0.23	0.13	0.08
Net realized and unrealized
gain (loss) on investments	2.44	1.92	2.02	(9.39)	(4.21)	3.85	1.86
Total from
investment operations	2.43	1.97	2.13	(9.20)	(3.98)	3.98	1.94
Less distributions
From net investment income	—	(0.06)	(0.28)	—	(0.31)	(0.09)	(0.03)
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)	(0.30)
Total distributions	—	(0.06)	(0.71)	—	(2.14)	(0.94)	(0.33)
Net asset value, end
of period	$18.11	$15.68	$13.77	$12.35	$21.55	$27.67	$24.63
Total return (%)	15.50[4]	14.38	19.40[5]	(42.69)[4,5]	(14.49)	16.15	8.44[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$7	$7	$9	$22	$29	$12
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.68[6]	1.48[7]	1.75[8]	1.68[6]	1.64	1.68	1.69
Expenses net of fee waivers
and credits	1.68[6]	1.48[7]	1.67[8]	1.66[6,9]	1.64	1.68	1.65
Net investment
income (loss)	(0.07)[6]	0.30	1.01	1.26[6]	0.85	0.51	0.34
Portfolio turnover (%)	18	55	47	30	35	20	27

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of a revision of 0.25% related to certain expense accruals. Without this adjustment, net investment income and total return for the year ended 10-31-10 would have been lower.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Includes 0.01% related to interest expense.

22	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.62	$13.76	$11.24
Net investment income[3]	0.01	—[4]	—[5]
Net realized and unrealized gain on investments	2.43	1.93	2.52
Total from investment operations	2.44	1.93	2.52
Less distributions
From net investment income	—	(0.07)	—
Net asset value, end of period	$18.06	$15.62	$13.76
Total return (%)	15.62[6]	14.04[7]	22.42[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49[9]	2.76	3.33[9]
Expenses net of fee waivers and credits	1.49[9]	1.73	1.73[9]
Net investment income (loss)	0.12[9]	0.02	(0.04)[9]
Portfolio turnover (%)	18	55	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Less than ($0.005) per share.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Less than $500,000.
9 Annualized.

CLASS R4 SHARES Period ended	4-30-111	10-31-10	10-31-092
Per share operating performance

Net asset value, beginning of period	$15.64	$13.77	$11.24
Net investment income3	0.04	0.05	0.02
Net realized and unrealized gain on investments	2.45	1.92	2.51
Total from investment operations	2.49	1.97	2.53
Less distributions
From net investment income	(0.02)	(0.10)	—
Net asset value, end of period	$18.11	$15.64	$13.77
Total return (%)	15.914	14.385	22.514,5

Ratios and supplemental data

Net assets, end of period (in millions)	—6	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.167	2.87	3.087
Expenses net of fee waivers and credits	1.167	1.43	1.437
Net investment income	0.457	0.34	0.267
Portfolio turnover (%)	18	55	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Classic Value Fund	23

CLASS R5 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.67	$13.79	$11.24
Net investment income[3]	0.06	0.09	0.03
Net realized and unrealized gain on investments	2.45	1.93	2.52
Total from investment operations	2.51	2.02	2.55
Less distributions
From net investment income	(0.06)	(0.14)	—
Net asset value, end of period	$18.12	$15.67	$13.79
Total return (%)	16.03[4]	14.72[5]	22.69[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	2.64	2.84[7]
Expenses net of fee waivers and credits	0.90[7]	1.13	1.13[7]
Net investment income	0.71[7]	0.63	0.56[7]
Portfolio turnover (%)	18	55	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

24	Classic Value Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Foreign securities and currencies,

Semiannual report | Classic Value Fund	25

including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

26	Classic Value Fund | Semiannual report

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $2,353,814,668 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $874,603,006 and October 31, 2017 — $1,479,211,662.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

Semiannual report | Classic Value Fund	27

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000 of the Fund’s average daily net assets; and (c) 0.77% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011, were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.33% for Class A, 2.08% for Class B, 2.08% for Class C, 0.94% for Class I, 1.83% for Class R1, 1.73% for Class R3, 1.43% for Class R4 and 1.13% for Class R5 shares, respectively. The fee waivers and/or reimbursements will continue in effect until February 29, 2012.

For the six months ended April 30, 2011, there were no fee waivers and/or expense reimbursements regarding this agreement.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

28	Classic Value Fund | Semiannual report

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $103,497 for the six months ended April 30, 2011. Of this amount, $13,850 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $84,445 was paid as sales commissions to broker-dealers and $5,202 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $41,974 and $2,731 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$1,068,962	$777,728
Class B	288,713	52,714
Class C	667,742	121,908
Class I	—	295,935
Class R1	27,658	1,099
Class R3	195	10
Class R4	47	6
Class R5	—	6
Total	$2,053,317	$1,249,406

Semiannual report | Classic Value Fund	29

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,764,921	$47,422,225	22,908,771	$338,530,032
Distributions reinvested	79,818	1,321,789	789,344	11,429,640
Repurchased	(14,418,804)	(239,919,894)	(76,266,881)	(1,140,453,961)

Net decrease	(11,574,065)	($191,175,880)	(52,568,766)	($790,494,289)

Class B shares

Sold	59,359	$1,010,359	138,254	$2,037,987
Distributions reinvested	—	—	6,596	94,917
Repurchased	(554,124)	(9,349,848)	(1,258,824)	(18,585,481)

Net decrease	(494,765)	($8,339,489)	(1,113,974)	($16,452,577)

Class C shares

Sold	269,135	$4,566,688	512,243	$7,620,193
Distributions reinvested	—	—	13,992	201,344
Repurchased	(1,366,982)	(22,991,033)	(3,330,921)	(48,804,227)

Net decrease	(1,097,847)	($18,424,345)	(2,804,686)	($40,982,690)

Class I shares

Sold	11,179,916	$189,330,007	37,873,246	$574,858,106
Distributions reinvested	272,964	4,523,018	356,767	5,165,988
Repurchased	(9,166,483)	(155,836,562)	(20,981,773)	(309,316,082)

Net increase	2,286,397	$38,016,463	17,248,240	$270,708,012

Class R1 shares

Sold	66,982	$1,153,235	110,299	$1,644,934
Distributions reinvested	—	—	1,778	25,815
Repurchased	(117,099)	(1,981,706)	(158,647)	(2,350,026)

Net decrease	(50,117)	($828,471)	(46,570)	($679,277)

Class R3 shares

Sold	391	$6,685	1,547	$23,877
Repurchased	(3)	(61)	—	—

Net increase	388	$6,624	1,547	$23,877

Class R5 shares

Sold	141	$2,473	156	$2,303
Repurchased	(7)	(115)	—	—

Net increase	134	$2,358	156	$2,303

Net decrease	(10,929,875)	($180,742,740)	(39,284,053)	($577,874,641)

30	Classic Value Fund | Semiannual report

Class R4 had no Fund share transactions for the six months ended April 30, 2011 or the year ended October 31, 2010.

Affiliates of the Fund owned 54%, 100% and 88% of shares of beneficial interest of Class R3, Class R4 and Class R5, respectively, on April 30, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $374,500,904 and $552,669,807, respectively, for the six months ended April 30, 2011.

Semiannual report | Classic Value Fund	31

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Pzena Investment Management, LLC
Charles L. Ladner,* Vice Chairperson
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Classic Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	380SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011